UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 155.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,888,901
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,618,300

		$4,507,201

Cogeneration — 1.0%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$805	$805,097

		$805,097

Education — 27.9%
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/39	$700	$803,642
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,567,912
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	341,861
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	545,251
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,035,870
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	816,923
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	547,980
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,143,260
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	250,738
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,149,870
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,348,685
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,674,800
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	372,710
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	461,976
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,870,382
New York Dormitory Authority, (The New School), 4.00%, 7/1/43	500	525,030
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	2,000	2,250,780
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	303,724
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	793,264
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,406,331

		$22,210,989

Electric Utilities — 4.5%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,540,260
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,053,476

		$3,593,736

Escrowed/Prerefunded — 11.2%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$380	$428,260
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	135	136,187
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	655	660,757

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, Dedicated Tax Revenue, Prerefunded to 11/15/19, 5.00%, 11/15/34	$1,500	$1,636,830
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	955	1,013,780
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	625	653,881
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	395	456,134
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,179,730
Saratoga County Industrial Development Agency, (Saratoga Hospital), Prerefunded to 12/1/17, 5.25%, 12/1/32	650	657,365
Saratoga County Water Authority, Prerefunded to 9/1/18, 5.00%, 9/1/48	1,000	1,042,710
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	1,025	1,080,685

		$8,946,319

General Obligations — 5.7%
New York, 5.00%, 2/15/34(1)	$4,000	$4,517,160
New York City, 6.25%, 10/15/28	45	47,780

		$4,564,940

Hospital — 10.3%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$144,462
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,062,298
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,089,790
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,106,130
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,109,270
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	800	896,960
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	100	110,457
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	415	442,714
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	835	892,164
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,173,406
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	185	212,759

		$8,240,410

Housing — 9.0%
New York City Housing Development Corp., MFMR, 3.45%, 11/1/37	$1,000	$1,008,430
New York City Housing Development Corp., MFMR, 3.75%, 11/1/40	500	513,275
New York City Housing Development Corp., MFMR, 3.95%, 11/1/36	750	790,230
New York Housing Finance Agency, 3.80%, 11/1/35	650	675,116
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,031,380
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,633,767
New York Mortgage Agency, 3.90%, 10/1/36	480	499,378

		$7,151,576

Industrial Development Revenue — 7.5%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,038,320
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	500	435,775

Security	Principal Amount (000’s omitted)	Value
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	$1,000	$994,850
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,281,380
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	300	398,454
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,800	1,803,798

		$5,952,577

Insured-Education — 2.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,662,638

		$1,662,638

Insured-Electric Utilities — 1.8%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,469,504

		$1,469,504

Insured-General Obligations — 2.3%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,802,254

		$1,802,254

Insured-Other Revenue — 4.9%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,701,634
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,236,915

		$3,938,549

Insured-Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$514,726

		$514,726

Insured-Transportation — 2.9%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$1,000	$1,044,970
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,293,800

		$2,338,770

Lease Revenue/Certificates of Participation — 1.3%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/44	$1,000	$1,069,030

		$1,069,030

Other Revenue — 8.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,843,296
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,041,230
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,416,350
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,187,180

		$6,488,056

Senior Living/Life Care — 8.8%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$80	$92,949
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	205	243,456
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	225	268,479
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	530	595,975

Security	Principal Amount (000’s omitted)	Value
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	$830	$921,142
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	941,748
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	292,127
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	124,093
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	985,201
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	101,883
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	239,575
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	238,374
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	2,000,574

		$7,045,576

Special Tax Revenue — 20.6%
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/43	$500	$535,945
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	1,185	1,346,267
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	915	1,044,867
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/36	1,500	1,627,830
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	1,000	1,128,000
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	1,000	1,067,600
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,744,473
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,938,280

		$16,433,262

Transportation — 15.6%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/42	$2,250	$2,643,908
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,727,475
New York Thruway Authority, 5.00%, 1/1/37	695	790,403
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,123,460
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,665	1,933,348
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/44	500	571,605
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,013,334
Triborough Bridge and Tunnel Authority, Subseries 2008B-3, 5.00%, 11/15/38	680	800,421
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	1,715	1,805,912

		$12,409,866

Water and Sewer — 3.6%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$355,317
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,385	2,480,877

		$2,836,194

Total Tax-Exempt Municipal Securities — 155.5% (identified cost $112,876,975)		$123,981,270

Taxable Municipal Securities — 1.9%

Security	Principal Amount (000’s omitted)	Value
Education — 1.9%
New York Dormitory Authority, (New York University), 3.998%, 7/1/39	$1,500	$1,566,660

Total Taxable Municipal Securities — 1.9% (identified cost $1,522,773)		$1,566,660

Corporate Bonds & Notes — 2.4%

Security	Principal Amount (000’s omitted)	Value
Hospital — 2.4%
NYU Hospitals Center, 4.168%, 7/1/37	$1,500	$1,576,582
NYU Hospitals Center, 4.368%, 7/1/47	315	341,670

Total Corporate Bonds & Notes — 2.4% (identified cost $1,836,019)		$1,918,252

Miscellaneous — 0.9%

Security	Units	Value
Real Estate — 0.9%
CMS Liquidating Trust(2)(3)(4)	257	$691,928

Total Miscellaneous — 0.9% (identified cost $822,400)		$691,928

Total Investments — 160.7% (identified cost $117,058,167)		$128,158,110

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.2)%		$(4,126,046)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (37.0)%		$(29,463,024)

Other Assets, Less Liabilities — (18.5)%		$(14,837,992)

Net Assets Applicable to Common Shares — 100.0%		$79,731,048

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $6,350,118 or 8.0% of the Trust’s net assets applicable to common shares.

(3)	Non-income producing.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at August 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,523,768

Gross unrealized appreciation	$11,726,294
Gross unrealized depreciation	(301,952)

Net unrealized appreciation	$11,424,342

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$123,981,270	$—	$123,981,270
Taxable Municipal Securities	—	1,566,660	—	1,566,660
Corporate Bonds & Notes	—	1,918,252	—	1,918,252
Miscellaneous	—	—	691,928	691,928
Total Investments	$—	$127,466,182	$691,928	$128,158,110

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2017 is not presented. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017